Commitments (Tables)	12 Months Ended
Mar. 31, 2019
Commitments
Schedule of future minimum lease payments under non-cancellable operating lease

	2019	2018
	€m	€m
Within one year	2,834	2,686
In more than one year but less than two years	1,654	1,633
In more than two years but less than three years	1,227	1,155
In more than three years but less than four years	950	903
In more than four years but less than five years	739	717
In more than five years	3,412	2,600
	10,816	9,694

Schedule of capital commitments

	Company and subsidiaries		Share of joint operations		Group
	2019	2018	2019	2018	2019	2018
	€m	€m	€m	€m	€m	€m
Contracts placed for future capital expenditure not provided in the financial statements[1]	2,980	2,630	32	76	3,012	2,706

Note:

1	Commitment includes contracts placed for property, plant and equipment and intangible assets.

The Group is currently participating in an auction for licences for the use of certain spectrum bands in Germany which may give rise to future material cash outflows. See note 30 'Subsequent events' for further information